Goodwill and Intangible assets - Summary of Goodwill and Intangible Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	€ 645	€ 864
In-process research and development [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	0	0
Patents, licences, trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	237	456
Software [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	33	0
C-Cathez Development Costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	375	408
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	€ 0	€ 0